Long-term Debt (Narrative III)) (Details) - USD ($)				6 Months Ended
	Oct. 18, 2024	Apr. 19, 2023	Jan. 04, 2017	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jul. 06, 2023	Jun. 26, 2023	Apr. 12, 2023
Debt Instrument [Line Items]
Gain/(loss) from interest rate swap				$ (227,000)	$ 361,000
Export-Import Bank of China [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt			$ 57,240,000
Periodic payment, principal				$ 954,000
Maturity date				Jan. 04, 2032
DNB Bank ASA [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Periodic payment, principal				$ 3,846,000
Maturity date				Dec. 27, 2029
Notional amount, percent of loan							30.00%
Interest rate swap, fair value				$ 391,000		$ 165,000
Gain/(loss) from interest rate swap				$ (227,000)	$ 361,000
Loan amount								$ 100,000,000
Danish Ship Finance A/S [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 100,000,000
Periodic payment, principal	$ 2,533,000	3,301,000
Balloon installments	$ 14,323,000	$ 33,972,000
Maturity date	Apr. 18, 2031
Loan amount									$ 100,000,000